Related Party (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended		12 Months Ended
	Dec. 22, 2017	Nov. 22, 2017	Oct. 19, 2016	Dec. 22, 2017	Dec. 23, 2016	Oct. 19, 2016	Jan. 29, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 28, 2016	Feb. 10, 2016	Jul. 06, 2015
Accrued interest, related parties											$ 3,570
Equity in losses of investment in joint venture									$ (2,058)	$ (6,232)
Preferred stock, issued shares								2,000,000		2,000,000	0
Preferred stock, par value								$ 0.001		$ 0.001	$ 0.001
Common stock, issued shares								747,306,550		637,840,677	304,556,650
Common stock, par value								$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Exercise price				$ 0.005
Volatility rate				195.00%
Risk-free interest rate				2.01%						1.75%
Expected term				3 years 6 months						9 years 2 months 19 days	0 years
Series A Preferred Stock [Member]
Preferred stock, par value								$ 0.001		$ 0.001
Joint Venture Partner [Member]
Other receivable, related party										$ 48,778
Other receivable, Amount										44,604
Amount of original investment										2,058
Loss on other receivable										4,174
Equity in losses of investment in joint venture										(6,232)
Chief Executive Officer [Member]
Reimbursable expenses								$ 713		713	$ 306
Unsecured loan														$ 10,000
Interest rate														8.00%
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Preferred stock, issued shares							1,000,000
Preferred stock, par value							$ 0.001
Proceeds fron prefered stock							$ 1,000
Board of Directors Chairman [Member]
Amount owed								39,116		40,195	46,016
Reimbursable expenses								$ 1,075		$ 478	$ 6,167
Unsecured loan														$ 10,000
Interest rate														8.00%
Board of Directors Chairman [Member] | Series A Preferred Stock [Member]
Preferred stock, issued shares							1,000,000
Preferred stock, par value							$ 0.001
Proceeds fron prefered stock							$ 1,000
Officers and Director [Member]
Unsecured loan														$ 10,000
Interest rate														8.00%
Common Stock Issuances for Settlement of Accounts Payments [Member] | Mr. Najarian [Member]
Common stock, issued shares												600,000
Outstanding expense reimbursements												$ 13,765
Fair value of common stock												$ 9,120
Common Stock Warrants Granted [Member] | Officers and Director [Member]
Common stock, issued shares	37,250,000			37,250,000
Warrants exercisable	7 years
Fair value Black-Scholes option-pricing model	$ 102,364			$ 102,364
Fair value per share	$ 0.00275			$ 0.00275
Volatility rate	195.00%
Risk-free interest rate	2.01%
Expected term	3 years 6 months
Common Stock Warrants Granted [Member] | Officers and Director [Member] | John Pauly [Member]
Warrants granted	2,000,000			2,000,000
Exercise price	$ 0.005
Common Stock Warrants Granted [Member] | Officers and Director [Member] | Patricio Reyes [Member]
Warrants granted	4,000,000			4,000,000
Exercise price	$ 0.005
Common Stock Warrants Granted [Member] | Officers and Director [Member] | Jay Rosen [Member]
Warrants granted	1,000,000			1,000,000
Exercise price	$ 0.005
Common Stock Warrants Granted [Member] | Officers and Director [Member] | John Borza [Member]
Warrants granted	7,250,000			7,250,000
Exercise price	$ 0.005
Common Stock Warrants Granted [Member] | Officers and Director [Member] | Heidi Carl [Member]
Warrants granted	6,000,000			6,000,000
Exercise price	$ 0.005
Common Stock Warrants Granted [Member] | Officers and Director [Member] | Mitchell Felder [Member]
Warrants granted	8,500,000			8,500,000
Exercise price	$ 0.005
Common Stock Warrants Granted [Member] | Officers and Director [Member] | William Hartman [Member]
Warrants granted	8,500,000			8,500,000
Exercise price	$ 0.005
Common Stock Warrants Exercised [Member] | Chief Executive Officer [Member]
Common stock, issued shares		7,000,000	4,000,000		6,000,000	4,000,000
Common stock, par value		$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Proceeds from common stock		$ 70	$ 40		$ 60	$ 40
Common Stock Warrants Exercised [Member] | Board of Directors Chairman [Member]
Common stock, issued shares			4,000,000		6,000,000	4,000,000
Common stock, par value			$ 0.00001		$ 0.00001	$ 0.00001
Proceeds from common stock			$ 40		$ 60	$ 40